Other Assets and Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Bottom of range [member] | Buildings [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	40 years
Bottom of range [member] | Equipment [member]
Disclosure of other assets and receivables [Line Items]
Property, plant and equipment, restrictions on title	€ 0
Useful lives and depreciated period	3 years
Top of range [member] | Buildings [member]
Disclosure of other assets and receivables [Line Items]
Useful lives and depreciated period	50 years
Top of range [member] | Equipment [member]
Disclosure of other assets and receivables [Line Items]
Property, plant and equipment, restrictions on title	€ 0
Useful lives and depreciated period	5 years